Other Intangible Assets, Net - Significant Components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Other intangible assets, Gross	$ 1,328,034	$ 1,327,283
Other intangible assets, Accumulated Amortization	(600,888)	(420,607)
Other intangible assets, Net	727,146	906,676
Merchant relationships
Intangible assets
Other intangible assets, Gross	588,000	588,000
Other intangible assets, Accumulated Amortization	(147,000)	(63,000)
Other intangible assets, Net	441,000	525,000
Channel relationships
Intangible assets
Other intangible assets, Gross	439,398	439,600
Other intangible assets, Accumulated Amortization	(200,540)	(148,815)
Other intangible assets, Net	238,858	290,785
Customer relationships
Intangible assets
Other intangible assets, Gross	167,222	166,340
Other intangible assets, Accumulated Amortization	(139,969)	(122,465)
Other intangible assets, Net	27,253	43,875
Trade name
Intangible assets
Other intangible assets, Gross	62,468	62,397
Other intangible assets, Accumulated Amortization	(58,068)	(45,197)
Other intangible assets, Net	4,400	17,200
Covenants not-to-compete
Intangible assets
Other intangible assets, Gross	29,940	29,940
Other intangible assets, Accumulated Amortization	(20,815)	(13,869)
Other intangible assets, Net	9,125	16,071
Database
Intangible assets
Other intangible assets, Gross	28,000	28,000
Other intangible assets, Accumulated Amortization	(25,200)	(19,600)
Other intangible assets, Net	2,800	8,400
Trade association
Intangible assets
Other intangible assets, Gross	10,000	10,000
Other intangible assets, Accumulated Amortization	(7,750)	(6,750)
Other intangible assets, Net	2,250	3,250
Favorable lease
Intangible assets
Other intangible assets, Gross	3,006	3,006
Other intangible assets, Accumulated Amortization	(1,546)	(911)
Other intangible assets, Net	$ 1,460	$ 2,095